SHARE-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted shares additional disclosures
Capitalized share-based compensation expenses	$ 0	$ 0	$ 0
Share options
Number of Options
Outstanding at the beginning of the period (in shares)	28,852,539
Options granted (in shares)	3,230,584
Options exercised (in shares)	(1,531,297)
Options expired or cancelled (in shares)	(529,424)
Options forfeited (in shares)	(102,014)
Outstanding at the end of the period (in shares)	29,920,388	28,852,539
Vested and expected to vest at the end of the period (in shares)	29,264,215
Weighted-average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 0.42
Options granted (in dollars per share)	$ 0.02
Options exercised (in dollars per share)	$ 0.08
Options expired or cancelled (in dollars per share)	$ 0.02
Options forfeited (in dollars per share)	$ 1.38
Outstanding at the end of the period (in dollars per share)	$ 0.40	$ 0.42
Vested and expected to vest at the end of the period (in dollars per share)	$ 0.40
Options additional disclosure
Total intrinsic value of options exercised (in dollars)	166	125	0
Aggregate intrinsic value for share options vested and expected to vest (in dollars)	7,962
Weighted-average remaining contractual life for share options vested and expected to vest	4 years 7 months 10 days
Weighted-average grant date fair value of options granted (in dollars per share)	$ 0.44	$ 0.33	$ 0.18
Total unrecognized share-based compensation expense related to share options (in dollars)	1,041
Weighted-average vesting period for recognition of unrecognized share-based compensation expense	1 year 8 months 26 days
Restricted shares additional disclosures
Total fair value of shares vested	1,318	714	2,934
Restricted shares
Options additional disclosure
Weighted-average vesting period for recognition of unrecognized share-based compensation expense	6 months 4 days
Number of restricted shares
Non-vested at the beginning of the period (in shares)	62,000
Vested (in shares)	(36,000)
Non-vested at the end of the period (in shares)	26,000	62,000
Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 1.04
Vested (in dollars per share)	$ 1.06
Non-vested at the end of the period (in dollars per share)	$ 1.00	$ 1.04
Restricted shares additional disclosures
Total unrecognized share-based compensation expense related to restricted shares (in dollars)	9
Total fair value of shares vested (in dollars)	$ 38	$ 14	$ 66